Defined benefit pension plans (Tables)	12 Months Ended
Jan. 28, 2012
Change in Projected Benefit Obligation

Obligation and funded status at end of fiscal year:

(In millions)	January 28, 2012	January 29, 2011

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$111	$108
Service cost	5	6
Interest cost	4	5
Employee contributions	1	1
Benefits, expenses paid	(2)	(2)
Actuarial loss	9	1
Amendment(1)	—	(11)
Curtailment(2)	(1)	—
Partial settlement(2)	(10)	—
Foreign currency impact	1	3

Projected benefit obligation at end of year	$118	$111

(1)	On April 1, 2010, we amended the U.K. defined benefit pension plan. Pursuant to the amendment, we capped our rate of compensation increase. The change in compensation increase assumption resulted in a reduction of the plan’s liability by $11 million in fiscal 2010.

(2)	Through fiscal 2010, Toys-Japan maintained a tax qualified pension plan (“TQPP”) that covered all employees of Toys-Japan. Pursuant to amended Japanese laws, TQPP plans, such as the Toys-Japan pension plan had to be terminated or transferred to another defined benefit or defined contribution plan by March 31, 2012. In accordance with Japanese law, on February 1, 2011, Toys-Japan’s TQPP plan was terminated and replaced with a defined benefit and defined contribution plan in the ratio of 70% and 30%, respectively. This change resulted in a plan curtailment and settlement. The plan curtailment reduced the plan’s liability by approximately $1 million. No curtailment gains were recognized as the reduction in liability was offset by unrecognized net actuarial losses. The partial settlement amount represents the transfer of 30% of the TQPP plan projected benefit obligation (“PBO”) to a new defined contribution plan.

Change in Fair Value of Plan Assets

(In millions)	January 28, 2012	January 29, 2011

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$92	$75
Actual return on plan assets	4	7
Employer contributions	7	9
Employee contributions	1	1
Benefits, expenses paid	(2)	(2)
Partial settlement(1)	(10)	—
Foreign currency impact	1	2

Fair value of plan assets at end of year	$93	$92

(1)	The partial settlement amount represents the transfer of 30% of the TQPP plan assets to a new defined contribution plan.

Funded Status

(In millions)	January 28, 2012	January 29, 2011

Reconciliation of funded status to total amount recognized:
Funded status	$(25)	$(19)

Amounts recognized in Consolidated Balance Sheets:
Non-current liability	$(25)	$(19)

Amounts recognized in Accumulated other comprehensive income (loss):
Unrecognized net actuarial losses, net of tax	$8	$2

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets:

(In millions)	January 28, 2012	January 29, 2011

Projected benefit obligation	$118	$111
Accumulated benefit obligation	96	98
Fair value of plan assets	93	92

Components of Net Periodic Benefit Cost

Components of net periodic benefit cost during each fiscal year:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Service cost	$5	$6	$6
Interest cost	4	5	4
Expected return on plan assets	(4)	(4)	(3)
Amortization of:
Recognized actuarial loss	—	1	1

Net periodic benefit cost	$5	$8	$8

Estimated Future Payments

Pension benefit payments, including amounts to be paid from our assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

(In millions)	Pension benefits

2012	$2
2013	2
2014	2
2015	2
2016	2
2017 through 2021	10

Total	$20

Weighted-average Assumptions Used to Determine Net Periodic Benefit Costs

Weighted-average assumptions used to determine net periodic benefit costs at fiscal year end:

	January 28, 2012	January 29, 2011	January 30, 2010

Discount rate	4.4%	4.4%	4.4%
Long-term rate of return on plan assets	5.1%	4.7%	4.7%
Rate of compensation increase	2.8%	2.8%	4.0%

Weighted-average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations at fiscal year end:

	Fiscal years ended
	January 28, 2012	January 29, 2011

Discount rate	4.0%	4.1%
Rate of compensation increase	2.8%	3.0%

Weighted Average Asset Allocation by Asset Category

The following represents our pension plan target asset allocations for fiscal 2012, as well as the actual asset allocations as of January 28, 2012 and January 29, 2011:

	2012 Target Allocation	January 28, 2012	January 29, 2011

Equity securities	52.4%	52.4%	46.0%
Debt securities	37.6%	37.5%	21.0%
Insurance contracts	8.3%	8.3%	7.0%
Cash and cash equivalents	1.7%	1.8%	26.0%

Total	100%	100%	100%

Plan Assets by Fair Value Hierarchy

There have been no changes in valuation technique or related inputs for the fiscal years ended January 28, 2012 and January 29, 2011.

(In millions)	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Total

Equity Securities:(1)
Domestic	$—	$10	$10
International	—	36	36
Fixed Income:(2)
Domestic	—	3	3
International	—	34	34
Insurance Contracts(3)	—	8	8
Cash and cash equivalents(4)	2	—	2

Balance at January 28, 2012	$2	$91	$93

(In millions)	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Total

Equity Securities:(1)
Domestic	$—	$1	$1
International	—	42	42

Fixed Income:(2)
Domestic	—	5	5
International	—	14	14
Insurance Contracts(3)	—	7	7
Cash and cash equivalents(4)	23	—	23

Balance at January 29, 2011	$23	$69	$92

(1)	Domestic and international equity securities categorized as Level 2 are valued using the Net Asset Value (“NAV”) per fund share, which is derived from quoted prices in active markets of the underlying securities.

(2)	Domestic and international fixed-income securities categorized as Level 2 are valued using the NAV per fund share, which is derived using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported trades.

(3)	Insurance contracts contain a minimum guaranteed return and are categorized as Level 2 as the fair value of the assets is equal to the total amount of all individual technical reserves plus the non allocated employer’s financing fund reserves at the valuation date. The individual technical and financing fund reserves are equal to the accumulated paid contributions taking into account the insurance ratification and any allocated profit sharing return.

(4)	Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. Due to the nature and short maturity of these investments, their carrying amount approximates fair value. Therefore, we have determined that our cash and cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.